Operating Expenses - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Operating expense [line items]
Research and efficacy costs	£ 10	£ 12		£ 11
Expense of restructuring activities	150	£ 214	[1]
Severance and Impairment of RightofUse Property Assets [Member]
Operating expense [line items]
Expense of restructuring activities	£ 150
Penguin Random House [member]
Operating expense [line items]
Other gains and losses				£ 180

[1]	Comparative balances have been restated to reflect the move between operating segments.